INCOME TAXES - Tax pools relating to deductible temporary differences and their expirations (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	$ 11,664
Canadian net-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	57
Canadian resource pools
Tax pools relating to deductible temporary differences and their expirations
Total	50,575
Canadian share issuance costs
Tax pools relating to deductible temporary differences and their expirations
Total	912
2030 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	696
2031 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	517
2032 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	645
2033 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	847
2034 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	1,484
2035 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	2,141
2036 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	2,712
2037 | Canadian non-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	2,622
No expiry | Canadian net-capital losses
Tax pools relating to deductible temporary differences and their expirations
Total	57
No expiry | Canadian resource pools
Tax pools relating to deductible temporary differences and their expirations
Total	50,575
No expiry | Canadian share issuance costs
Tax pools relating to deductible temporary differences and their expirations
Total	$ 912